Provisions - Additional Information (Details)	1 Months Ended	2 Months Ended	6 Months Ended
	May 31, 2017 USD ($)	Jan. 31, 2016 lawsuit	Dec. 31, 2017 USD ($) lawsuit
Disclosure of other provisions [line items]
Cash payment for litigation settlment	$ 43,000,000
Class counsels attorneys fees	5,000,000
Number of lawsuits on alleging unlawful practices | lawsuit		2	6
Provision sought for award of damages per work infringed			$ 150,000
Bottom Of Range
Disclosure of other provisions [line items]
Litigation settlement administration and notice costs	1,000,000
Top of Range
Disclosure of other provisions [line items]
Litigation settlement administration and notice costs	$ 2,000,000